GOODWILL AND IDENTIFIABLE INTANGIBLE ASSETS, NET (Tables)	3 Months Ended
Mar. 31, 2023
Goodwill And Identifiable Intangible Assets Net
Schedule of goodwill balances

	Healthcare	Total
Carrying value at December 31, 2022	$5,666,608	$5,666,608
Accumulated impairment	–	–
Carrying value at March 31, 2023	$5,666,608	$5,666,608